BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2021
BORROWINGS [Abstract]
Borrowings

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Long-term other borrowings	13.1	6,205	9,783
Line of credit	13.2	22,312	21,475
		28,517	31,258
Less: Current portion of;
− long-term other borrowings	13.1	(4,404)	(6,001)
− line of credit	13.2	(22,312)	(21,475)
Less: Current portion of borrowings		(26,716)	(27,476)
Non-current portion of borrowings		1,801	3,782

Long-term Other Borrowings

13.1.     Long-term other borrowings

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	180	974
Hewlett-Packard Financial Services Co.	13.1.1	511	923
IPFS Corporation	13.1.2	1,008	759
Heritage Bank of Commerce	13.2.3	—	1,833
PNC Term loan	13.2.1	—	2,359
First Global Bank Limited Demand loan	13.1.3	3,149	2,935
JS Bank Limited	13.1.4	1,357	—
		6,205	9,783
Less: Current portion of long-term other borrowings		(4,404)	(6,001)
Non-current portion of long term other borrowings		1,801	3,782

Line of Credit

13.2.     Line of credit

		June 30,	June 30,
	Note	2021	2020
	(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	22,312	19,830
Seacoast Business Funding	13.2.2	—	220
Heritage Bank of Commerce	13.2.3	—	1,425
		22,312	21,475

Changes in Liabilities Arising from Financing Activities

13.4.     Changes in liabilities arising from financing activities:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Balance of debt, July 1,	105,970	118,253	62,958
Changes from operating cash flows	(827)	(3,379)	458
Changes from financing cash flows	(26,018)	(33,746)	10,124
New leases	31,790	24,295	89,771
Non-cash item - disposal of subsidiary	—	—	(43,431)
Foreign exchange movement	1,601	547	(1,627)
Balance of debt, June 30,	112,516	105,970	118,253